FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2023
Financial Assets And Liabilities
FINANCIAL ASSETS AND LIABILITIES

NOTE 12: FINANCIAL ASSETS AND LIABILITIES

12.1   Financial assets at amortized cost

	12.31.2023	12.31.2022
Non-current
Term deposit	-	101
Notes receivable	-	1
Total non-current	-	102
Current
Term deposit	101	-
Notes receivable	4	8
Total current	105	8

Due to the short-term nature of investments at amortized cost, it is considered that their book value does not differ from their fair value. For non-current investments at amortized cost, fair values also do not differ significantly from book values.

12.2   Financial assets at fair value through profit and loss

	12.31.2023	12.31.2022
Non-current
Shares	35	27
Total non-current	35	27

Current
Government securities	389	279
Corporate bonds	79	116
Shares	88	160
Mutual funds	3	31
Total current	559	586

12.3   Trade and other receivables

	Note	12.31.2023	12.31.2022
Non-Current
Related parties	16	11	17
Tax credits		1	2
Receivables for sale of associates		1	-
Contractual indemnity receivable		4	-
Other		1	1
Other receivables		18	20
Total non-current		18	20

	Note	12.31.2023	12.31.2022
Current
Receivables		105	141
CAMMESA		100	165
Related parties	16	5	5
Impairment of financial assets		(1)	(6)
Trade receivables, net		209	305

Current
Related parties	16	7	7
Tax credits		10	14
Receivables for complementary activities		1	-
Prepaid expenses		5	14
Guarantee deposits		19	27
Expenses to be recovered		6	15
Insurance to be recovered		4	-
Receivables for acquisition of subsidiary		-	7
Receivables for sale of associates		1	4
Receivables for financial instruments sale		-	1
GasAr Plan		11	32
Receivables for arbitration award		-	37
Contractual indemnity credit		2	-
Advances to employees		10	-
Other		11	7
Other receivables, net		87	165

Total current		296	470

Due to the short-term nature of trade and other receivables, its book value is not considered to differ from its fair value. For non-current trade and other receivables, fair values do not significantly differ from book values.

The movements in the impairment of financial assets were as follows:

	12.31.2023	12.31.2022	12.31.2021
At the beginning of the year	6	9	16
Impairment	1	1	1
Utilization	-	(1)	-
Reversal of unused amounts	(1)	-	(6)
Foreign currency exchange difference	(5)	(3)	(2)
At the end of the year	1	6	9

12.4   Cash and cash equivalents

	12.31.2023	12.31.2022
Banks	31	11
Mutual funds	140	95
Total	171	106

12.5   Borrowings

	12.31.2023	12.31.2022
Non-Current
Financial borrowings	-	108
Corporate bonds	1,224	1,232
Total non-current	1,224	1,340

Current
Bank overdrafts	31	59
Financial borrowings	67	51
Corporate bonds	126	163
Total current	224	273
Total	1,448	1,613

As of December 31, 2023 and 2022, the fair values of the Company’s CB amount approximately to US$ 1,350 million and US$ 1,435 million, respectively. Such values were calculated on the basis of the determined market price of the Company’s CB at the end of each year (fair value level 1).

The carrying amounts of short-term borrowings and bank overdrafts approximate their fair value due to their short-term maturity.

The long-term borrowings were measured at amortized cost, which does not differ significantly from its fair value.

As of the date of issuance of these Consolidated Financial Statements, the Company is in compliance with the covenants established in its indebtedness contracts.

12.5.1 Movements in borrowings:

	12.31.2023	12.31.2022	12.31.2021
At the beginning of the year	1,613	1,438	1,614
Proceeds from borrowings	424	308	188
Payment of borrowings	(191)	(143)	(336)
Accrued interest	304	172	137
Payment of interests	(280)	(162)	(140)
Repurchase of CB	(6)	(28)	(3)
Result from exchange of CB	-	14	-
Result from repurchase of CB	(1)	(6)	-
Increases for incorporation	-	89	-
Foreign currency exchange difference	(356)	(80)	(22)
Decrease for subsidiaries sales	(80)	-	-
Borrowing costs capitalized in property, plant and equipment	21	11	-
At the end of the year	1,448	1,613	1,438

12.5.2 Details of borrowings:

Type of instrument	Company	Currency	Residual value	Interest	Rate	Expiration	Book value as of 12.31.2023

Corporate bonds (1)
Class 17 CB	PAMPA		$5,980	Fixed	Badlar + 2%	May-24	9
Class 15 CB	PAMPA		$18,264	Variable	Badlar + 0%	Jul-24	29
Class 18 CB	PAMPA	US$	72	Fixed	5.00%	Sep-25	73
Class 16 CB	PAMPA	US$	56	Fixed	4.99%	Nov-25	56
Class 9 CB	PAMPA	US$	179	Fixed	9.50%	Dec-26	184
Class 1 CB	PAMPA	US$	597	Fixed	7.50%	Jan-27	611
Class 13 CB	PAMPA	US$	98	Fixed	0.00%	Dec-27	96
Class 3 CB	PAMPA	US$	293	Fixed	9.13%	Apr-29	292
							1,350
Financial loans (2)(3)
	PAMPA	US$	8	Variable	SOFR 6M + 4,21%	Nov-24	8
	PAMPA		$3,000	Variable	Between 80% and 110%	Between Apr-24 and Jun-24	5
							13
Other financial loans (4)
	PAMPA	US$	22	Variable	SOFR + 0,35%	Jul-24	23
	PAMPA	US$	12	Variable	SOFR + 0%	Agu-24	12
	PAMPA	US$	14	Fixed	Between 13% and 16%	Between Jan-24 and Jun-24	14
	PAMPA	CNY	37	Fixed	Between 12% and 12.50%	Between Mar-24 and Nov-24	5
							54
Bank overdrafts (2)
	PAMPA		$23,140	Fixed	Between79.00% and 81,00%	Between Jan-24 and Apr-24	31
							31
							1,448

(1)	Net of repurchases for a face value of US$ 113.7 million for 2026 CB, US$ 153.0 million of 2027 CB, and US$ 7.5 million for 2029 CB.

(2)	During the fiscal year ended December 31, 2023, the Company took out short-term bank loans with local financial institutions, net of cancellations, for $ 16,535 million and import financing for CNY 37 million. Additionally, it took out import financing, net, for US$ 6.2 million. Post-closing, the Company took out net import financing for US$1 million and cancelled net bank debt for $100 million.

(3)	Regarding the FINNVERA credit facility and due to the discontinuation of the Libor benchmark interest rate as from July 2023, on September 5, 2023, Pampa and CACIB (Credit Agricole Corporate & Investment Bank) entered into an amendment to the credit facility replacing the Libor rate with the Term SOFR rate for debt services after November 2023. In this same line, the interest rate hedge agreement associated with the credit facility was also amended.

(4)	During the fiscal year ended December 31, 2023, the Company received disbursements in the amount of US$ 2.0 million under the credit facilities taken out with BNP Paribas S.A. in 2020.

Type of instrument	Company	Currency	Residual value	Interest	Rate	Expiration	Book value as of 12.31.2022

Corporate bonds (1)
T Series CB	PAMPA	US$	93	Fixed	7.38%	Jul-23	95
Class 8 CB	PAMPA		$3,107	Variable	Badlar + 2%	Jul-23	20
Class 11 CB	PAMPA		$21,655	Variable	Badlar + 0%	Jan-24	140
Class 9 CB	PAMPA	US$	102	Fixed	9.50%	Dec-26	184
Class 1 CB	PAMPA	US$	501	Fixed	7.50%	Jan-27	616
Class 13 CB	PAMPA	US$	49	Fixed	0.00%	Dec-27	48
Class 3 CB	PAMPA	US$	285	Fixed	9.13%	Apr-29	292
							1,395
Financial loans (2)
	PAMPA	US$	15	Variable	Libor + 4.21%	Nov-24	16
	GW	US$	83	Variable	Libor + 5.75%	Sep-26	85
							101
Other financial loans (3)
	PAMPA	US$	22	Variable	SOFR + 0.35%	Jul-23	23
	PAMPA	US$	8	Fixed	Between 9.50% and 14.50%	Between Jan-23 and May-23	8
	PAMPA	US$	27	Variable	SOFR + 0%	Agu-24	27
							58

Bank overdrafts (3)	PAMPA		$10,065	Fixed	Between 54% and 54.50%	Jan-23	59
							59
							1,613

(1)	Net of the following face value repurchases: US$ 113.7 million of ON 2026, US$ 146.2 million of ON 2027 and US$ 7.5 million of ON 2029.

(2)	During the the fiscal year ended December 31, 2022, the Company took on new short-term financing with domestic financial entities, net of cancellations, for a total $ 8,618 million and import prefinancing for US$ 7.6 million. Additionally, the Company repaid at maturity two principal installments for the credit facility sponsored by FINNVERA in the amount of US$ 7.7 million and US$ 10.4 million corresponding to the credit facility subscribed between IDB Invest and Greenwind, a Company that is consolidated since acquisition of an additional 50% interest in August 2022.

(3)	During the fiscal year ended December 31, 2022, the Company received disbursements in the amount of US$ 1.3 million under the credit facilities taken out with BNP Paribas S.A. in 2020. After the fiscal year closing, the Company repaid short-term bank loans with local financial entities for $ 10,065 million and import prefinancing for US$ 0.7 million.

12.5.3 Global Program of CB

On September 30, 2021, the Company’s General Ordinary and Extraordinary Shareholders’ Meeting resolved to approve the creation of a new global corporate bonds program for an amount of up to US$ 2,000 million or its equivalent in other currencies or units of value, in the form of simple corporate bonds non-convertible into shares and/or corporate bonds convertible into shares, to renew the program expired on December 29, 2021. The public offering was authorized by the CNV on December 9, 2021.

12.5.4 Issuance of CB Class 8, 11, 13, 15, 16, 17, 18 and 19

On January 18, 2022, the Company issued Class 8 CB in the amount of $ 3,107 million at a Badlar rate + 2%, maturing in 18 months. This was the first green bond issued by Pampa and CB issue´s proceeds were allocated to finance the expansion of PEPE VI (see Note 18.1).

On July 15, 2022, the Company issued Class 11 CB for $ 12,690 million, accruing interest at a variable Badlar rate plus an annual 0% spread and maturing on January 15, 2024.

Additionally, on August 8, 2022 the Company reopened Class 11 CB for $ 8,963.9 million at an issuance price of 1.0305. The total face value of outstanding Class 11 CB amounted to $ 21,654.6 million.

On December 13, 2022, the Company issued Clase 13 US$-link CB for US$ 49.9 million at a fixed interest rate of 0% and maturing on December 2027.

On January 11, 2023, the Company issued Class 15 CB for $ 10,379 million accruing interest at a variable Badlar rate plus an annual 2% spread and maturing on July 11, 2024.

Subsequently, on March 6, 2023, the Company reopened Class 13 and Class 15 CB for US$ 48.2 million and $ 7,885 million, respectively.

On May 4, 2023, the Company issued Class 16 CB for US$ 55.7 million, with a fixed 4.99% interest rate and maturing on November 4, 2025, as well as Class 17 CB for $ 5,980 million accruing interest at a variable Badlar rate plus an annual 2% spread and maturing on May 4, 2024. Class 17 CB are the second green bond issued by Pampa, and proceeds will be destined for financing PEPE VI (see Note 17.1).

The issuance of green bonds reflects the commitment to financing projects with a positive impact on the environment and to diversifying the country's energy generation matrix. The issuance of Class 8 and Class 17 CB was recognized by Fix Ratings, an affiliate of Fitch Ratings, with the rating of Green Bond (BV1), the best possible grade, since it is aligned with the four main components of ICMA (International Capital Market Association) Green Bond Principles (GBP), and was made in observance of the “Guidelines for the Issuance of Social, Green and Sustainable Bonds in Argentina” of the CNV Rules, the provisions of BYMA’s Social, Green and Sustainable Guide and the BYMA Rules, making up BYMA’s Social, Green and Sustainable Bonds Panel.

On July 18, 2023, the Company repaid at maturity the total outstanding amount of Class 8 CB for $ 2,283 million.

On September 8, 2023, the Company issued Class 18 CB for US$ 72.1 million, accruing interest at a fixed 5% rate and maturing on September 8, 2025.

Finally, on December 21, 2023, the Company early redeemed Class 11 CB for an amount equivalent to the unpaid principal and accrued interest of $ 26,279.5 million.

Post-closing, Pampa redeemed all Class 17 CB, for a total amount of $ 5,980 million. Additionally, on February 29, 2024, the Company issued Class 19 CB for $ 17,131 million accruing interest at a variable Badlar rate plus an annual -1% spread and maturing on February 28, 2025.

12.5.6 Series T CB Exchange Offer

On June 16, 2022, the Company launched an exchange offer for holders of Series T CB maturing in 2023 originally issued by Petrobras Argentina S.A. (currently merged with the la Company) dated July 21, 2016 for a face value of US$ 500 million, under its Global Program authorized pursuant to CNV Resolution No. 17,162 dated August 15, 2013.

Once the exchange offer expired on July 29, 2022, the information and exchange agent informed the Company that US$ 193.8 million and US$ 213.3 million, representing 38.8% and 42.7% of the Series T CB’ outstanding principal, had been validly tendered for exchange under Option A and Option B, respectively, totaling a US$ 407.1 million participation and representing approximately 81.4% of the outstanding Series T CB’ capital amount.

Consequently, on August 8, 2022, after meeting the conditions established in the exchange offer documents, Pampa issued Class 9 CB for a face value of US$ 292.8 million, accruing interest at an annual fixed 9.5% rate and maturing on December 8, 2026, payable in three consecutive annual installments starting in 2024, and paid US$ 122.1 million in cash. For each US$ 1,000 of Series T CB’s capital amount validly tendered and accepted for exchange, eligible holders received, together with the payment of interest accrued on Series T CB up to the settlement date: (i) Option A: approximately US$ 377.2 in Class 9 CB and US$ 630.2 in cash; and (ii) Option B: US$ 1,030 in Class 9 CB.

As a result of the debt swap, the Company disclosed losses for $ 1,997 million (US$ 14 million) under “Other financial results” to reflect the change in the payment estimates discounted at Series T CB’s original effective interest rate, since they were not deemed substantially different from the issuance conditions for Class 9 CB, in accordance with IFRS´ Accounting Standards.

Later, on May 5, 2023, the Company announced the redemption of all Series T CB maturing on July 21, 2023, which outstanding balance amounted to US$ 92.9 million.

The redemption took place on June 8, 2023 at a redemption price equivalent to 100% of the outstanding capital amount, plus interest accrued and unpaid as of the redemption date, plus additional amounts under the Series T CB’s trust agreement.

12.6   Trade and other payables

	Note	12.31.2023	12.31.2022
Non-Current
Compensation agreements		28	10
Finance leases liability		14	10
Contractual penalty debt		4	-
Other		-	1
Other payables		46	21
Total non-current		46	21

Current
Suppliers		186	198
Customer advances		9	3
Related parties	16	15	14
Trade payables		210	215

Compensation agreements		11	12
Liability for acquisition of companies		8	46
Finance leases liability		4	2
Investment plan readjustment liability		-	5
Contractual penalty debt		2	-
Debtors		3	-
Other		-	1
Other payables		28	66
Total current		238	281

Due to the short-term nature of the trade payables and other payables, their carrying amount is considered to be the same as their fair value. For most other non-current debts, fair values are also not significantly different from their book values.

12.7   Financial instruments by category

The following table presents financial instruments by category:

As of December 31, 2023	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non financial assets/liabilities	Total
Assets
Trade receivables and other receivables	279	7	286	28	314
Financial assets at amortized cost
Term deposit	101	-	101	-	101
Notes receivable	4	-	4	-	4
Financial assets at fair value through profit and loss
Government securities	-	389	389	-	389
Corporate bonds	-	79	79	-	79
Shares	-	123	123	-	123
Mutual funds	-	3	3	-	3
Cash and cash equivalents	31	140	171	-	171
Total	415	741	1,156	28	1,184

Liabilities
Trade and other liabilities	275	-	275	9	284
Borrowings	1,448	-	1,448	-	1,448
Total	1,723	-	1,723	9	1,732

As of December 31, 2022	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non financial assets/liabilities	Total
Assets
Trade receivables and other receivables	437	22	459	31	490
Financial assets at amortized cost
Term deposit	101	-	101	-	101
Notes receivable	9	-	9	-	9
Financial assets at fair value through profit and loss
Government securities	-	279	279	-	279
Corporate bonds	-	116	116	-	116
Shares	-	187	187	-	187
Mutual funds	-	31	31	-	31
Cash and cash equivalents	11	95	106	-	106
Total	558	730	1,288	31	1,319

Liabilities
Trade and other liabilities	298	-	298	4	302
Borrowings	1,613	-	1,613	-	1,613
Derivative financial instruments	-	2	2	-	2
Total	1,911	2	1,913	4	1,917

The categories of financial instruments have been determined according to IFRS 9.

The income, expenses, gains and losses derived from each of the financial instrument categories are indicated below:

As of December 31, 2023	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non Financial assets/ liabilities	Total
Interest income	5	-	5	-	5
Interest expenses	(307)	-	(307)	(49)	(356)
Foreign currency exchange difference, net	(1,035)	(560)	(1,595)	1,718	123
Changes in the fair value of financial instruments	-	444	444	-	444
Result from present value measurement	(1)	-	(1)	(9)	(10)
Other financial results	(7)	-	(7)	-	(7)
Total	(1,345)	(116)	(1,461)	1,660	199

As of December 31, 2022	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non Financial assets/ liabilities	Total
Interest income	5	-	5	-	5
Interest expenses	(175)	-	(175)	(41)	(216)
Foreign currency exchange difference, net	16	(85)	(69)	149	80
Changes in the fair value of financial instruments	-	110	110	-	110
Result from present value measurement	(1)	-	(1)	(13)	(14)
Other financial results	(15)	-	(15)	-	(15)
Total	(170)	25	(145)	95	(50)

As of December 31, 2021	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non Financial assets/ liabilities	Total
Interest income	10	-	10	-	10
Interest expenses	(138)	-	(138)	(40)	(178)
Foreign currency exchange difference, net	(11)	(19)	(30)	33	3
Changes in the fair value of financial instruments	-	(15)	(15)	-	(15)
Result from present value measurement	2	-	2	(3)	(1)
Other financial results	(4)	-	(4)	(4)	(8)
Total	(141)	(34)	(175)	(14)	(189)

12.8   Fair value of financial Instruments

The Company classifies the fair value measurements of financial instruments using a fair value hierarchy, which reflects the relevance of the variables used to perform those measurements. The fair value hierarchy has the following levels:

-	Level 1: quoted prices (not adjusted) for identical assets or liabilities in active markets.
-	Level 2: data different from the quoted prices included in Level 1 observable for the asset or liability, either directly (i.e. prices) or indirectly (i.e. derived from prices).
-	Level 3: Asset or liability data based on information that cannot be observed in the market (i.e., unobservable data).

The following table shows the Company’s financial assets and liabilities measured at fair value as of December 31, 2023 and 2022:

As of December 31, 2023	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit and losss
Government securities	389	-	-	389
Corporate bonds	79	-	-	79
Mutual funds	3	-	-	3
Shares	88	-	35	123
Cash and cash equivalents
Mutual funds	140	-	-	140
Other receivables
Guarantee deposits on derivative financial instruments	7	-	-	7
Total assets	706	-	35	741

As of December 31, 2022	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit and losss
Government securities	279	-	-	279
Corporate bonds	116	-	-	116
Mutual funds	31	-	-	31
Shares	160	-	27	187
Cash and cash equivalents		-	-
Mutual funds	95	-	-	95
Other receivables	22	-	-	22
Total assets	703	-	27	730

Liabilities
Derivative financial instruments	-	2	-	2
Total liabilities	-	2	-	2

The value of the financial instruments negotiated in active markets is based on the market quoted prices as of the date of these Consolidated Financial Statements. A market is considered active when the quoted prices are regularly available through a stock exchange, broker, sector-specific institution or regulatory body, and those prices reflect regular and current market transactions between parties that act in conditions of mutual independence. The market quotation price used for the financial assets held by the Company is the current offer price. These instruments are included in Level 1.

The fair value of financial instruments that are not negotiated in active markets is determined using valuation techniques. These valuation techniques maximize the use of market observable information, when available, and rely as little as possible on specific estimates of the Company. If all significant variables to establish the fair value of a financial instrument can be observed, the instrument is included in Level 2.

If one or more variables used to determine the fair value cannot be observed in the market, the financial instrument is included in Level 3.

The techniques used for the measurement of assets at fair value with changes in profit (loss), classified as Level 2 and 3, are detailed below:

-	Derivative Financial Instruments: calculated from variations between market prices at the closing date of the year, and the amount at the time of the contract.
-	Shares: it was determined using the income-based approach through the “Indirect Cash Flow” method, that is, the net present value of expected future cash flows, mainly through the collection of dividends taking into consideration the direct equity interest of 2.84% and 3.19%, and the additional equity interest of 2.18% and 2.46% through HIDISA and HINISA, in TJSM and TMB, respectively, resulting from the Federal Government’s restructuring of assets in the energy sector. This restructuring resulted in TMB’s and TJSM’s share transfer from the Federal Government to ENARSA, considering 16.6% and 16.4% discount rate as of December, 31 2023 and 2022, respectively. The key assumptions were prepared based on estimates on the future behavior of certain sensitive variables, including: (i) the dividend distribution policy; (ii) reference prices for energy sold in the spot market; (iii) projections of the availability and dispatch of power plants; (iv) the evolution of structural costs and expenses; (v) macroeconomic variables such as inflation and exchange rates, etc. The Company recognised earnings for US$ 7.2 million and losses for US$ 1.7 million as a result of changes in the fair value of financial instruments classified as level 3, under the item “Other financial results” of the Consolidated Statement of Comprehensive Income, as of December, 31 2023 and 2022, respectively. Current values may substantially differ from projections, mainly on account of: i) the timeliness and magnitude of the distribution of dividends, ii) the timeliness and magnitude of energy price updates, and/or iii) the evolution of costs. The Company estimates that any sensitivity analysis that considers changes in any of the estimates taken individually may lead to distorting conclusions, generating an adverse effect on the Company’s results.